PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,710,349	$ 415,379	¥ 1,808,483	¥ 2,358,556
Short-term investments	285,872	43,812	363,856
Prepaid expenses and other current assets	1,866,184	286,005	1,618,149
Total current assets	6,055,607	928,062	5,228,184
Non-current assets
Total non-current assets	13,318,148	2,041,095	9,045,522
Total assets	19,373,755	2,969,157	14,273,706
Current liabilities:
Accrued expenses and other payables	1,631,563	250,048	978,935
Interest payable	37,799	5,793	58,961
Current portion of bonds payable	1,943,619	297,873	911,147
Total current liabilities	6,121,960	938,232	4,469,021
Non-current liabilities
Bonds payable			2,060,708
Convertible promissory notes	3,014,057	461,924
Total non-current liabilities	6,354,315	973,840	4,573,057
Total liabilities	12,476,275	1,912,072	9,042,078
Shareholders' equity:
Additional paid-in capital	13,083,119	2,005,076	9,202,567
Accumulated other comprehensive loss (income)	(55,535)	(8,511)	77,904
Accumulated deficit	(7,235,113)	(1,108,830)	(4,038,390)
Treasury stock	(349,523)	(53,567)	(349,523)
Total shareholders' equity	6,564,934	1,006,120	4,953,073
Total liabilities and shareholders' equity	19,373,755	2,969,157	14,273,706
Parent Company
Current assets
Cash and cash equivalents	62,116	9,520	243,989
Short-term investments			138,848
Prepaid expenses and other current assets	97,391	14,925	105,597
Amounts due from subsidiaries	9,320,580	1,428,441	6,128,595
Total current assets	9,480,087	1,452,886	6,617,029
Non-current assets
Investments in subsidiaries	2,169,222	332,448	1,446,563
Total non-current assets	2,169,222	332,448	1,446,563
Total assets	11,649,309	1,785,334	8,063,592
Current liabilities:
Accrued expenses and other payables	49,648	7,609	57,612
Account payables	52	8	56
Interest payable	37,353	5,725	58,525
Current portion of bonds payable	1,943,619	297,873	911,147
Amount due to related parties	783	120
Amounts due to subsidiaries	38,863	5,955	22,471
Total current liabilities	2,070,318	317,290	1,049,811
Non-current liabilities
Bonds payable			2,060,708
Total non-current liabilities	3,014,057	461,924	2,060,708
Total liabilities	5,084,375	779,214	3,110,519
Shareholders' equity:
Additional paid-in capital	13,083,119	2,005,076	9,202,567
Accumulated other comprehensive loss (income)	(55,535)	(8,511)	77,904
Accumulated deficit	(7,160,651)	(1,097,418)	(3,977,921)
Treasury stock	(349,523)	(53,567)	(349,523)
Total shareholders' equity	6,564,934	1,006,120	4,953,073
Total liabilities and shareholders' equity	11,649,309	1,785,334	8,063,592
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	44	7	34
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	44	7	34
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	12	2	12
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	12	2	¥ 12
Series A Perpetual Convertible Preferred Shares
Shareholders' equity:
Ordinary shares	¥ 1,047,468	$ 160,531